ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

13.                               ORDINARY SHARES

Upon incorporation of the Company in April 2009, the individual ordinary shareholders of Xueda Technology subscribed for 66,670,000 ordinary shares of the Company, which represented the identical equity interests held by them in Xueda Technology. The Company’s share capital was reflected in the calculation of weighted average number of shares as if those shares had been in issuance for all periods presented.

In April 2009, CDH Xueda Education and Century Hui Ce converted 3,126,920 Series A1 convertible redeemable preferred shares and 1,373,080 Series A2 convertible redeemable preferred shares (see Note 16), respectively, into an aggregate of 4,500,000 ordinary shares of the Company, which were then transferred to the individual ordinary shareholders in proportion to their equity interests in the Company.

In May 2009, as approved by the board of directors and shareholders of the Company, the 1,207,200 shares owned by Yao Jinbo, an individual ordinary shareholder, were repurchased with nil consideration.  The repurchased shares were cancelled immediately in May 2009.

Upon the completion of the Company’s IPO in November 2010, 19,006,500 American Depositary Shares (representing 38,013,000 Ordinary Shares) were issued.  At the same time, 21,555,920 Series A1 Preferred Shares and 8,796,920 Series A2 convertible redeemable preferred Shares were automatically converted into 30,352,840 ordinary shares.

In 2011, the Company issued 1,300,000 ordinary shares to its depositary bank for future exercise of share options which are not considered as outstanding shares until they are delivered to the employees upon exercise of vested stock options. Out of these 1,300,000, 1,015,516 shares had been issued to the employees upon exercise of their share options as of December 31, 2012. 284,484 shares remain available for future issuances, which were not considered as outstanding shares as of December 31, 2012, and therefore were excluded from the computation of earnings per share.

In September 2011, the board of directors approved a shares repurchase program to repurchase up to $30,000 of its outstanding ADSs (“ADSs” refers to the Company’s American depositary shares, each of which represents two ordinary shares).  The Company engaged an independent investment bank to act as broker-dealer in connection with such repurchases. There were 5,210,168 and 4,155,864 ordinary shares were repurchased from existing shareholders at an average price of $1.70 and $1.75 per share for the years ended December 31, 2011 and 2012, respectively. The repurchased shares were accounted for as treasury stock and recorded at an aggregate cost of $16,124.